Schedule of Investments
July 31, 2025 (Unaudited)

LSV Disciplined Value ETF
	Shares	Value (000)
Common Stock (99.7%)††
Communication Services (15.3%)
Alphabet, Cl A	1,053	$202
Alphabet, Cl C	910	176
AT&T	2,500	69
Comcast, Cl A	2,081	69
Electronic Arts	400	61
Fox	779	43
Match Group	792	27
Meta Platforms, Cl A	325	252
Netflix*	39	45
Verizon Communications	1,314	56
Yelp, Cl A*	519	18
ZoomInfo Technologies, Cl A*	2,601	28
		1,046

Consumer Discretionary (11.0%)
ADT	2,601	22
Amazon.com*	1,040	243
APTIV PLC*	363	25
Autoliv	400	45
BorgWarner	792	29
Crocs*	130	13
Dick's Sporting Goods	130	27
eBay	1,000	92
Expedia Group	181	33
Gap	1,314	26
General Motors	922	49
Mattel*	1,951	33
PVH	400	29
Tapestry	390	42
Tesla*	130	40
		748

Consumer Staples (4.3%)
Altria Group	1,041	64
Ingredion	130	17
Kroger	900	64
Maplebear*	800	38
Molson Coors Beverage, Cl B	779	38
Target	390	39
Walmart	260	25
		285

Energy (2.1%)
Chevron	260	39
ExxonMobil	273	30
Halliburton	1,301	29
Marathon Petroleum	260	45
		143

Financials (15.5%)
American International Group	391	30
LSV Disciplined Value ETF
	Shares	Value (000)
Financials (continued)
Bank of America	779	$37
Bank of New York Mellon	650	66
Berkshire Hathaway, Cl B*	130	62
Citigroup	535	50
Citizens Financial Group	532	25
Federated Hermes, Cl B	600	30
Fiserv*	140	19
Globe Life	195	27
Goldman Sachs Group	90	65
Jackson Financial, Cl A	261	23
JPMorgan Chase	650	193
MGIC Investment	779	20
Morgan Stanley	400	57
Old Republic International	909	33
PayPal Holdings*	652	45
Popular	260	30
Radian Group	649	21
State Street	521	58
Synchrony Financial	519	36
Unum Group	522	37
Victory Capital Holdings, Cl A	392	27
Visa, Cl A	169	59
		1,050

Health Care (11.4%)
Amgen	130	38
Biogen*	259	33
Bristol-Myers Squibb	1,821	79
Centene*	909	24
Exelixis*	909	33
Gilead Sciences	780	87
Halozyme Therapeutics*	259	16
HCA Healthcare	130	46
Incyte*	782	59
Jazz Pharmaceuticals*	195	22
Johnson & Johnson	600	99
Merck	1,302	103
Pfizer	3,901	91
Solventum*	392	28
UnitedHealth Group	65	16
		774

Industrials (5.7%)
Allison Transmission Holdings	261	24
Builders FirstSource*	182	23
Delta Air Lines	532	28
FedEx	208	46
Genpact	389	17
Lockheed Martin	104	43
Mueller Industries	392	33
Owens Corning	260	36
Science Applications International	260	29

Schedule of Investments
July 31, 2025 (Unaudited)

LSV Disciplined Value ETF
	Shares	Value (000)
Industrials (continued)
Textron	522	$41
Uber Technologies*	391	34
United Airlines Holdings*	259	23
		377

Information Technology (31.4%)
Adobe*	100	35
Amdocs	261	22
Apple	1,560	325
Applied Materials	338	61
Broadcom	221	65
Cirrus Logic*	300	30
Cisco Systems	2,082	141
Cognizant Technology Solutions, Cl A	392	28
Dell Technologies, Cl C	520	69
Dropbox, Cl A*	1,314	36
F5*	91	29
Flex*	800	40
Fortinet*	260	26
Gen Digital	1,301	38
HP	1,301	32
Jabil	200	45
Lam Research	520	49
Micron Technology	520	57
Microsoft	611	327
NVIDIA	2,470	440
Oracle	200	51
Qorvo*	391	33
QUALCOMM	650	95
Twilio, Cl A*	260	34
Zoom Video Communications, Cl A*	392	29
		2,137

Materials (1.3%)
NewMarket	39	27
Newmont	519	32
Steel Dynamics	195	25
		84

Real Estate (0.6%)
Healthpeak Properties	1,314	22
Host Hotels & Resorts‡	1,301	20
		42

Utilities (1.1%)
Eversource Energy	600	40
UGI	1,000	36
		76

TOTAL COMMON STOCK
(Cost $6,508)		6,762
LSV Disciplined Value ETF
	Shares	Value (000)
Cash Equivalent (0.2%)
First American Treasury Obligations Fund, Cl X, 4.220**	15,694	$16

TOTAL CASH EQUIVALENT
(Cost $16)		16

Total Investments – 99.9%
(Cost $6,524)		$6,778

Percentages are based on Net Assets of $6,782 (000).

*	Non-income producing security.

**	The rate reported is the reported 7-day effective yield as of July 31, 2025

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-009-1100

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